Computation of Basic and Diluted Earning Per Ordinary Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Computation of Earnings Per Share [Line Items]
Net income	$ 54,434	$ 63,714	$ 45,817
Less net income attribute to noncontrolling interest	(8)
Redeemable noncontrolling interest	(534)
Preferred share dividends			(753)
Net income available to ordinary shareholders - basic	53,892	63,714	45,064
Preferred share dividends			753
Net income available to ordinary shareholders - diluted	$ 53,892	$ 63,714	$ 45,817
Weighted-average ordinary shares outstanding - basic	52,219,176	54,208,065	52,395,427
Potential ordinary shares	372,259	502,639	1,913,091
Weighted-average ordinary shares outstanding - diluted	52,591,435	54,710,704	54,308,518
N.V. ordinary shareholders - basic	$ 1.03	$ 1.18	$ 0.86
N.V. ordinary shareholders - diluted	$ 1.02	$ 1.16	$ 0.84